Convertible Loans Payable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Beginning balance of notes payable, net	$ 176,703	$ 149,241	$ 243,923
Issuances of debt		404,000	468,500
Settlement of debt	(150,000)	(95,500)	(66,000)
Conversions	50,000	270,000	(571,000)
Debt Discount		(406,500)	(440,426)
Amortization of debt discount	63,296	402,125	514,244
Conversions	(50,000)	(270,000)	571,000
Deferred financing costs		(6,663)
End balance of notes payable, net	$ 39,999	$ 176,703	$ 149,241